Stockholders' Equity - Narrative (Details) - USD ($) $ / shares in Units, $ in Millions		1 Months Ended	3 Months Ended
	Feb. 12, 2020	Feb. 27, 2020	Mar. 31, 2020	Feb. 29, 2020	Feb. 11, 2020	Dec. 31, 2019	Mar. 31, 2019	Dec. 31, 2018	Mar. 31, 2018	Mar. 26, 2018	Feb. 28, 2018	Dec. 31, 2017
Class of Stock [Line Items]
Convertible preferred stock, shares issued (in shares)						31,850,304		31,850,304
Convertible preferred stock, shares outstanding (in shares)						31,850,304
Common stock, shares issued (in shares)	4,171,571		35,135,520		50,325,662	4,220,998		4,219,606
Common stock outstanding (in shares)	4,171,571		35,135,520		50,325,662	4,220,998		4,219,606
Shares issued in connection with the Reverse Merger (in shares)	1,650,000
Shares redeemed (in shares)	52,773
Total common and preferred stock authorized for issuance (in shares)				755,000,000
Common stock, shares authorized (in shares)			750,000,000	750,000,000		29,012,034		29,012,034	29,012,034		24,867,458
Common stock, par value (in usd per share)			$ 0.0001	$ 0.0001					$ 0.001
Preferred stock, shares authorized (in shares)				5,000,000		23,946,403
Par value of preferred stock (in usd per share)				$ 0.0001
Preferred stock, shares issued (in shares)			0
Preferred stock, shares outstanding (in shares)			0			23,933,949
Aggregate gross proceeds from closing of offering	$ 1.8
Common Stock
Class of Stock [Line Items]
Common stock outstanding (in shares)			35,135,520			4,220,998	4,219,606	4,219,606				4,219,606
Shares issued in connection with the Reverse Merger (in shares)			1,650,000
Shares redeemed (in shares)			52,773
Price per share (in dollars per share)	$ 4.00
Private Placement
Class of Stock [Line Items]
Placement agent fees and closing expenses		$ 1.8
Private Placement | Common Stock
Class of Stock [Line Items]
Number of shares sold in private placement offering (in shares)		5,380,000
Price per share (in dollars per share)		$ 4.00
Aggregate gross proceeds from closing of offering		$ 21.5
Series 1 Preferred Stock
Class of Stock [Line Items]
Convertible preferred stock, shares issued (in shares)			0		51,680,254	12,433,953		12,433,953
Convertible preferred stock, shares outstanding (in shares)			0		51,680,254	12,433,953		12,433,953
Common stock outstanding (in shares)	12,433,953
Preferred stock, shares authorized (in shares)						12,438,704
Par value of preferred stock (in usd per share)						$ 0.001
Preferred stock, shares outstanding (in shares)						12,433,953
Series 2 Preferred Stock
Class of Stock [Line Items]
Convertible preferred stock, shares issued (in shares)			0		38,760,190	7,499,996		7,499,996
Convertible preferred stock, shares outstanding (in shares)			0		38,760,190	7,499,996		7,499,996
Common stock, shares issued (in shares)	7,499,996
Common stock outstanding (in shares)	7,499,996
Preferred stock, shares authorized (in shares)						7,507,699
Par value of preferred stock (in usd per share)						$ 0.001
Preferred stock, shares outstanding (in shares)						7,499,996
Series 3 Preferred Stock
Class of Stock [Line Items]
Convertible preferred stock, shares issued (in shares)			0		31,850,304	4,000,000		4,000,000		4,000,000
Convertible preferred stock, shares outstanding (in shares)			0		31,850,304	4,000,000		4,000,000
Common stock, shares issued (in shares)	4,000,000
Common stock outstanding (in shares)	4,000,000
Preferred stock, shares authorized (in shares)						4,000,000
Par value of preferred stock (in usd per share)						$ 0.001
Preferred stock, shares outstanding (in shares)						4,000,000
Common Stock
Class of Stock [Line Items]
Convertible preferred stock, shares issued (in shares)						4,220,998		4,219,606
Convertible preferred stock, shares outstanding (in shares)						4,220,998		4,219,606